Nature of Operations and Summary of Significant Accounting Policies - Convertible Preferred Stock Warrants (Details) (Convertible Preferred Stock Warrants, USD $)
In Millions, except Per Share data, unless otherwise specified
9 Months Ended
Sep. 30, 2014
Convertible Preferred Stock Warrants
Convertible Preferred Stock Warrants
Conversion price, full ratchet protection (in dollars per share)	$ 1.50
Period from closing, full ratchet	180 days
Minimum aggregate financing required after closing for full ratchet	$ 5.0